THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 86.9%	Shares	Value
Communications - 9.9%
Alphabet, Inc. - Class C	10,000	$ 1,834,200
Booking Holdings, Inc.	335	1,327,103
Meta Platforms, Inc. - Class A	4,928	2,484,796
		5,646,099
Consumer Discretionary - 7.1%
Amazon.com, Inc. (a)	10,500	2,029,125
Home Depot, Inc. (The)	1,350	464,724
Lowe's Companies, Inc.	2,300	507,058
TJX Companies, Inc. (The)	9,100	1,001,910
		4,002,817
Consumer Staples - 6.2%
PepsiCo, Inc.	2,690	443,662
Procter & Gamble Company (The)	5,100	841,092
Target Corporation	4,300	636,572
Unilever plc - ADR	18,505	1,017,590
Walmart, Inc.	9,000	609,390
		3,548,306
Energy - 5.5%
Chevron Corporation	7,200	1,126,224
Exxon Mobil Corporation	7,170	825,410
Schlumberger Ltd.	11,545	544,693
TotalEnergies SE - ADR	9,500	633,460
		3,129,787
Financials - 9.9%
Ameriprise Financial, Inc.	2,800	1,196,132
Chubb Ltd.	1,800	459,144
Goldman Sachs Group, Inc. (The)	1,800	814,176
JPMorgan Chase & Company	8,300	1,678,758
Morgan Stanley	7,500	728,925
PNC Financial Services Group, Inc. (The)	4,800	746,304
		5,623,439
Health Care - 8.8%
Amgen, Inc.	1,300	406,185
CVS Health Corporation	8,500	502,010
Elevance Health, Inc.	1,650	894,069
Johnson & Johnson	4,000	584,640
Merck & Company, Inc.	4,000	495,200
Pfizer, Inc.	27,510	769,730
Thermo Fisher Scientific, Inc.	1,400	774,200
UnitedHealth Group, Inc.	1,107	563,751
		4,989,785

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.9% (Continued)	Shares	Value
Industrials - 9.0%
Eaton Corporation plc	2,900	$ 909,295
Lockheed Martin Corporation	1,753	818,826
Norfolk Southern Corporation	3,200	687,008
RTX Corporation	11,740	1,178,579
Trane Technologies plc	3,500	1,151,255
United Parcel Service, Inc. - Class B	2,600	355,810
		5,100,773
Real Estate - 1.4%
American Tower Corporation	4,192	814,841

Technology - 27.1%
Adobe, Inc. (a)	1,400	777,756
Apple, Inc.	14,700	3,096,114
Applied Materials, Inc.	5,650	1,333,343
Broadcom, Inc.	840	1,348,645
Cisco Systems, Inc.	17,750	843,303
Microsoft Corporation	6,500	2,905,175
NVIDIA Corporation	23,050	2,847,597
Oracle Corporation	10,000	1,412,000
Visa, Inc. - Class A	3,175	833,342
		15,397,275
Utilities - 2.0%
Duke Energy Corporation	11,040	1,106,539

Total Common Stocks (Cost $18,282,440)		$ 49,359,661

EXCHANGE-TRADED FUNDS - 9.1%	Shares	Value
Consumer Staples Select Sector SPDR Fund	7,550	$ 578,179
Invesco KBW Bank ETF	12,165	650,828
iShares Expanded Tech-Software Sector ETF (a)	8,150	708,235
iShares Semiconductor ETF	4,800	1,183,824
Vanguard Information Technology ETF	3,500	2,018,065
Total Exchange-Traded Funds (Cost $1,932,818)		$ 5,139,131

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.1%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 5.18% (b) (Cost $2,886,639)	2,886,639	$ 2,886,639

Total Investments at Value - 101.1% (Cost $23,101,897)		$ 57,385,431

Liabilities in Excess of Other Assets - (1.1%)		(599,204)

Net Assets - 100.0%		$ 56,786,227

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.